Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.66 2/3 per share
Amount Registered | shares	9,120,120
Proposed Maximum Offering Price per Unit	110.175
Maximum Aggregate Offering Price	$ 1,004,809,221.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,764.15
Offering Note	The amount registered consists of 5,000,000 shares of Common Stock, par value $1.66 2/3 per share, of PPG Industries, Inc. ("Common Stock") authorized for issuance in connection with the PPG Industries Employee Savings Plan (the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the PPG Industries Employee Savings Plan. In addition, this Registration Statement also covers additional securities to be offered or issued upon any adjustment or change made to the registered securities by reason of any stock split, stock dividend, recapitalization or similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of common stock, par value $1.66 2/3 per share, as permitted by Rule 416(a) and Rule 416(b) under the Securities Act. The proposed maximum offering price per unit and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The maximum aggregate offering price is calculated as the average of the high and low prices reported for a share of Common Stock on The New York Stock Exchange on April 24, 2026.